Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
OPERATING ACTIVITIES
Loss for the year	$ (37,215,483)	$ (5,667,417)	$ (104,405)
Adjustments for:
Share-based compensation	4,407,853	700,250	1,199,250
Finance cost	58,726	62,383	67,203
Interest income	(33,717)	(54,544)	(62,538)
Depreciation of property, plant and equipment & investment property	757,516	771,130	671,262
Amortization of intangible assets	14,958	13,980	13,992
Amortization of prepayments and premiums paid under operating leases	81,474	94,699	96,743
Provision/ (reversal) of inventory obsolescence	1,283	(42,884)	(145,747)
Bad debt provision of trade receivables	6,076,620	2,334,410	1,028,972
Loss/(gain) on disposal of property, plant and equipment	97,378	45,807	(2,093)
Provision of impairment loss in property, plant and equipment & investment property	2,944,979
Gain on disposal of subsidiary	(30,642)
Operating cash flows before movements in working capital	(22,839,055)	(1,742,186)	2,762,639
(Increase)/ decrease in trade and other receivables	(3,284,084)	(2,492,940)	(3,554,014)
(Increase)/ decrease in inventories	547,593	(267,472)	(219,210)
Prepayments and premiums paid under operating leases	(3,411)	210,901	709,146
Increase/ (decrease) in trade and other payables	515,003	(579,948)	(641,494)
Increase/ (decrease) in income tax payable	(175,469)	(92,321)	259,855
(Increase)/ decrease in deferred tax assets	17,463,604	(1,556,824)	124,274
NET CASH USED IN OPERATING ACTIVITIES	(7,775,819)	(6,520,790)	(558,804)
INVESTING ACTIVITIES
Interest received	33,717	54,544	62,538
Cash from acquisition of subsidiaries		561,424
Cash from disposal of a subsidiary	6,612
Proceeds on disposal of property, plant and equipment	5,400	15,704	269,975
Purchase of property, plant and equipment	(3,324,900)	(24,198)
NET CASH FROM INVESTING ACTIVITIES	(3,279,171)	607,474	332,513
FINANCING ACTIVITIES
Interest paid	(58,726)	(62,383)	(67,203)
New bank loans raised		2,173,882	1,087,839
Repayment of borrowings		(2,173,882)	(1,087,839)
Advance from related party	117,697	909,237	124,292
Preferred stock subscription	6,900,000
NET CASH FROM FINANCING ACTIVITIES	6,958,971	846,854	57,089
NET DECREASE IN CASH AND CASH EQUIVALENTS	(4,096,019)	(5,066,462)	(169,202)
Effects of currency translation	389,643	1,067,274	(236,423)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	16,621,290	20,620,478	21,026,103
CASH AND CASH EQUIVALENTS AT END OF YEAR	$ 12,914,914	$ 16,621,290	$ 20,620,478